Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
(a) Inventories (current)
Goods in transit		$ 41	$ 95
Finished stocks		93	103
Warehouse stores and materials		476	480
Carbon credits	[1]	6	0
Current inventories	[1]	616	678
(b) Inventories (non-current)
Warehouse stores and materials		3	11
Carbon credits	[1]	117	54
Non-current inventories	[1]	$ 120	$ 65

[1]	Inventories include carbon credits which were previously presented within other assets (non-current). The 2022 amounts have been reclassified to be presented on the same basis.